ACQUISITION - Fair values and estimated useful lives of the identifiable intangible assets acquired (Details) - Harry Kahn Associates, Inc.	Apr. 03, 2026 USD ($)
ACQUISITION
Identifiable Intangible Assets Fair Value	$ 327,000
Acquired technology
ACQUISITION
Identifiable Intangible Assets Fair Value	$ 274,000
Remaining Useful Life	15 years
Customer relationships
ACQUISITION
Identifiable Intangible Assets Fair Value	$ 9,000
Remaining Useful Life	5 years
Trade name
ACQUISITION
Identifiable Intangible Assets Fair Value	$ 44,000
Remaining Useful Life	5 years